Discontinued Operations - Income Statement (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenues	$ 54,234	$ 58,234
Expenses:
Voyage expenses	1,126	5,463
Vessel operating expenses	11,139	14,030
General and administrative expenses	1,987	3,186
Vessel depreciation and amortization	14,475	17,175
Interest expense and finance cost	9,034	9,565
Other income	(720)	(511)
Net (loss) / income from discontinued operations	(146,738)	2,123
Discontinued operations
Revenues	46,245	72,847
Expenses:
Voyage expenses	12,821	12,934
Vessel operating expenses	15,603	34,050
General and administrative expenses	2,220	0
Vessel depreciation and amortization	9,630	19,824
Impairment of vessels	149,578	0
Interest expense and finance cost	3,174	4,035
Other income	(43)	(119)
Net (loss) / income from discontinued operations	$ (146,738)	$ 2,123